Related Party Transactions	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In February 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 8,625,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate price of $25,000. On May 20, 2020, the Sponsor transferred 25,000 Founder Shares to Amy Schulman, a director, and on June 3, 2020 the Sponsor transferred 25,000 shares to Thelma Duggin, a director, resulting in the Sponsor holding an aggregate of 8,575,000 Founder Shares. On June 8, 2020, the Company effected a 1:1.2 stock split of its Class B common stock, resulting an aggregate of 10,350,000 Founder Shares issued and outstanding, of which 10,300,000 Founder Shares are held by the Sponsor and 50,000 Founder Shares are held by the directors. All share and per-share
amounts have been retroactively restated to reflect the stock split.
The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
Promissory Note – Related Party
On February 6, 2020, the Company issued the Promissory Note to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of December 31, 2020 or the consummation of the Initial Public Offering. The outstanding balance of $129,706 under the Promissory Note was repaid on June 12, 2020.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants. As of March 31, 2021, $2,586 was outstanding.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on June 8, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. For the three months ended March 31, 2021, the Company incurred $30,000. As of March 31, 2021 and December 31, 2020, $100,000 and $70,000, respectively, is included in accrued expenses in the accompanying condensed consolidated balance sheets.
Forward Purchase Agreement
The Company entered into a forward purchase agreement (the “FPA”) with HEC Master Fund LP (“HEC Master”) pursuant to which HEC Master has committed to purchase from the Company up to 5,000,000 forward purchase units (the “Forward Purchase Units”), consisting of one share of Class A common stock (the “Forward Purchase Shares”) and one-half
of one warrant to purchase one share of Class A common stock (the “Forward Purchase Warrants” and together with the Forward Purchase Units and the Forward Purchase Shares, the “Forward Purchase Securities”), for $10.00 per unit, or an aggregate amount of up to $50,000,000, in a private placement that will close concurrently with the closing of a Business Combination. The proceeds from the sale of these Forward Purchase Units, together with the amounts available to the Company from the Trust Account (after giving effect to any redemptions of Public Shares) and any other equity or debt financing obtained by the Company in connection with the Business Combination, will be used to satisfy the cash requirements of the Business Combination, including funding the purchase price and paying expenses and retaining specified amounts to be used by the post-Business Combination company for working capital or other purposes. To the extent that the amounts available from the Trust Account and other financing are sufficient for such cash requirements, HEC Master may purchase less than 5,000,000 Forward Purchase Units. In addition, HEC Master’s commitment under the forward purchase agreement will be subject to approval, prior to the Company entering into a definitive agreement for the initial Business Combination, of its investment committee. Pursuant to the terms of the Forward Purchase Agreement, HEC Master will have the option to assign its commitment to one of its affiliates and up to $2,500,000 to members of the Company’s management team. The Forward Purchase Shares will be identical to the shares of Class A common stock included in the units sold in the Initial Public Offering, except that they will be subject to transfer restrictions and registration rights. The Forward Purchase Warrants will have the same terms as the Private Placement Warrants so long as they are held by HEC Master or its permitted assignees and transferees.
In connection with the signing of the Merger Agreement, the Company and HEC Master amended the Forward Purchase Agreement. Pursuant to the First Amendment to the Forward Purchase Agreement, dated January 12, 2021, HEC Master’s purchase obligations were amended such that HEC Master is obligated to purchase 2,500,000 Forward Purchase Units and backstop up to $25,000,000 of redemptions by HEC stockholders through the purchase of additional Forward Purchase Units, in each case valued at $10.00 per Forward Purchase Unit, in a private placement that will close concurrently with the closing of the Business Combination.

NOTE
6
. RELATED PARTY TRANSACTIONS
Founder Shares
In February 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 8,625,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate price of $25,000. On May 20, 2020, the Sponsor transferred 25,000 Founder Shares to Amy Schulman, a director, and on June 3, 2020 the Sponsor transferred 25,000 shares to Thelma Duggin, a director, resulting in the Sponsor holding an aggregate of 8,575,000 Founder Shares. On June 8, 2020, the Company effected a 1:1.2 stock split of its Class B common stock, resulting an aggregate of 10,350,000 Founder Shares issued and outstanding, of which 10,300,000 Founder Shares are held by the Sponsor and 50,000 Founder Shares are held by the directors. All share and per-share
amounts have been retroactively restated to reflect the stock split.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
Promissory Note – Related Party
On February 6, 2020, the Company issued the Promissory Note to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of December 31, 2020 or the consummation of the Initial Public Offering. The outstanding balance of $129,706 under the Promissory Note was repaid on June 12, 2020.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants. As of December

31, 2020, no Working Capital Loans were outstanding.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on June 8, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. For the period from February 6, 2020 (inception) through December 31, 2020, the Company incurred $70,000 in fees for these services. As of December 31, 2020, $70,000 is included in accrued expenses in the accompanying balance sheet.
Forward Purchase Agreement
The Company entered into a
forward purchase agreement (the “FPA”) with
HEC Master Fund LP (“HEC Master”) pursuant to which HEC Master has committed to purchase from the Company up to 5,000,000 forward purchase units (the “Forward Purchase Units”), consisting of one share of Class A common stock (the “Forward Purchase Shares”) and one-half
of one warrant to purchase one share of Class A common stock (the “Forward Purchase Warrants” and together with the Forward Purchase Units and the Forward Purchase Shares, the “Forward Purchase Securities”), for $10.00 per unit, or an aggregate amount of up to $50,000,000, in a private placement that will close concurrently with the closing of a Business Combination. The proceeds from the sale of these Forward Purchase Units, together with the amounts available to the Company from the Trust Account (after giving effect to any redemptions of Public Shares) and any other equity or debt financing obtained by the Company in connection with the Business Combination, will be used to satisfy the cash requirements of the Business Combination, including funding the purchase price and paying expenses and retaining specified amounts to be used by the post-Business Combination company for working capital or other purposes. To the extent that the amounts available from the Trust Account and other financing are sufficient for such cash requirements, HEC Master may purchase less than 5,000,000 Forward Purchase Units. In addition, HEC Master’s commitment under the FPA will
be subject to approval, prior to the Company entering into a definitive agreement for the initial Business Combination, of its investment committee.
Pursuant to the terms of the FPA
, HEC Master will have the option to assign its commitment to one of its affiliates and up to $2,500,000 to members of the Company’s management team. The Forward Purchase Shares will be identical to the shares of Class A common stock included in the units sold in the Initial Public Offering, except that they will be subject to transfer restrictions and registration rights. The Forward Purchase Warrants will have the same terms as the Private Placement Warrants so long as they are held by HEC Master or its permitted assignees and transferees.
In connection with the signing of the Merger Agreement, the Company and HEC
Master amended the FPA
. Pursuant to the First Amendment to the Forward Purchase Agreement, dated January 12, 2021, HEC Master’s purchase obligations were amended such that HEC Master is obligated to purchase 2,500,000 Forward Purchase Units and backstop up to $25,000,000 of redemptions by HEC stockholders through the purchase of additional Forward Purchase Units, in each case valued at $10.00 per Forward Purchase Unit, in a private placement that will close concurrently with the closing of the Business Combination.